Acquisitions of Subsidiaries - Schedule of Statement of Income for the Period from the Date of Acquisition (Details) - Ridgeline International Limited’s [Member]	12 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Statement of Income for the Period from the Date of Acquisition [Line Items]
Revenue	$ 3,060,280
Operating costs and expenses	2,904,704
Income from operations	155,576
Other income	321
Income tax expense	38,974
Net income	$ 116,923